Research and development expenses and advertising costs	12 Months Ended
Mar. 31, 2014
Research and development expenses and advertising costs

17.    Research and development expenses and advertising costs:

Research and development expenses—

Research and development expenses are charged to income as incurred and such amounts charged to income for the fiscal years ended March 31, 2012, 2013 and 2014 were ¥267,853 million, ¥269,192 million and ¥249,295 million, respectively.

Advertising costs—

Advertising costs are expensed as incurred. Advertising costs were ¥94,821 million, ¥104,209 million and ¥98,858 million, which are included in selling, general and administrative expenses in the consolidated statements of income, for the fiscal years ended March 31, 2012, 2013 and 2014, respectively.